Share Capital	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Notes to Financial Statements
Share Capital

Common Stock

The Company’s capitalization is 5,000,000,000 common shares with a par value of $0.001 per share. No preferred shares have been authorized or issued.

As of September 30, 2018, the Company has not granted any stock options and has not recorded any stock-based compensation.

On July 4, 2018, the Company entered into a Share Exchange Agreement with GMCI, as the shareholder (the “SBS Shareholders”) of SBS Mining Corp. Malaysia Sdn. Bhd., a Malaysian corporation (“SBS”), pursuant to which the Company acquired 100% of the issued and outstanding shares of SBS from GMCI in exchange for the issuance of 720,802,346 shares of the Company to GMCI. As a result of Exchange, SBS became wholly owned subsidiary of NAMI and GMCI became majority shareholder of NAMI owning 50.51% of capital stock of the Company.

On July 19, 2018, the Company was notified that GMCI approved and declared a dividend of shares of Nami to the stockholders of the GMCI, on a pro rata basis, determined in accordance with the number of shares of capital stock of the GMCI held by such stockholders, thereby transferring ownership of 100% of the outstanding shares of Nami held by GMCI to the stockholders of the GMCI (collectively, the “Nami Stock Dividend”). The Nami Stock Dividend was completed on August 21, 2018.

On September 30, 2018 and June 30, 2018 the Company had 1,426,927,346 and 706,125,000, respectively, common shares issued and outstanding.

Preferred Shares - SBS

In August 2018, SBS designated a new class of preferred equity, designated the 12% redeemable cumulative preference shares, in its attempt to raise capital for business expansion and exploration and mining activities. The Company authorized the issuance of up to 50 million shares at the issue price of MYR 1.0 per share. The new preferred equity carries a cumulative 12% preferred dividend, payable on a quarterly basis, based on the issue price of the preferred security. The preferred dividend will have priority to any payment of dividends on the common equity. The preferred shares automatically convert to NAMI Corp common shares two years after issuance if not converted earlier at the rate of USD $1.50 on then value translated into USD of each 12% redeemable cumulative preference share. In the event of the liquidation or winding up of the Company, the preferred shares are entitled to distributions prior to any amounts distributed to the common equity holders. The holders of the preferred shares, so long as the cumulative preferred dividend is timely paid each quarter, have no general voting rights, but have rights to vote on any matters that effect the provisions of the preference shares. In the event that the Company fails to timely make its quarterly dividend payment, the holders of the preferred equity receive the right to vote on any and all general corporate matters on a 1 for 1 basis with the number of preferred shares held.

In the period ended September 30, 2018, the Company was in discussion with certain investors for a private offering of a new class of preferred equity. Prior to the subscription for this new preferred equity, one investor advanced the Company $59,530 (MYR 240,000). In August 2018, the Company received a signed subscription from the preference share private placement for the amount tendered and will convert the payable to the preferred equity at the time of receipt of the signed subscription in the first quarter of Fiscal 2019.

In August 2018, the Company received approximately $9,078 (MYR 40,000) in a second subscription of its 12% redeemable cumulative preference shares.

Instruments Convertible into Common or Preferred Shares

As of September 30, 2018, and June 30, 2018, the Company had no instruments outstanding that were convertible into or exercisable into either common or preferred shares of the Company.

Common Stock

The Company’s authorized capital consists of 600,000 shares of common stock with a par value of MYR 1 per share. All 600,000 shares of common stock of the Company are issued and held by GMCI Corp. as of June 30, 2018 and 2017.

Instruments Convertible into Common or Preferred Shares

As of June 30, 2018 and 2017, the Company had no instruments outstanding that were convertible into or exercisable into either common or preferred shares of the Company.